LOANS, Allowance for Loan Losses (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) qtr	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) qtr
Allowance for Loan Losses [Abstract]
Beginning balance		$ 3,393	$ 3,723
Provision for (recovery) of loan losses		704	(27)
Charge-offs		(735)	(440)
Recoveries		237	137
Ending balance		3,599	$ 3,393
Look-back weighted period for average loss rates | qtr	20		10
Increase in allowance for Loan Losses	$ 240
Commercial Real Estate [Member]
Allowance for Loan Losses [Abstract]
Beginning balance		1,607	$ 2,173
Provision for (recovery) of loan losses		708	(590)
Charge-offs		(208)	(71)
Recoveries		153	95
Ending balance		2,260	1,607
Commercial [Member]
Allowance for Loan Losses [Abstract]
Beginning balance		1,171	542
Provision for (recovery) of loan losses		(218)	913
Charge-offs		(369)	(301)
Recoveries		50	17
Ending balance		634	1,171
Residential Mortgage [Member]
Allowance for Loan Losses [Abstract]
Beginning balance		427	482
Provision for (recovery) of loan losses		126	(55)
Charge-offs		(66)	0
Recoveries		18	0
Ending balance		505	427
Consumer and Home Equity Lines [Member]
Allowance for Loan Losses [Abstract]
Beginning balance		188	328
Provision for (recovery) of loan losses		88	(97)
Charge-offs		(92)	(68)
Recoveries		16	25
Ending balance		200	188
Unallocated [Member]
Allowance for Loan Losses [Abstract]
Beginning balance		$ 0	198
Provision for (recovery) of loan losses			(198)
Charge-offs			0
Recoveries			0
Ending balance			$ 0